As filed with the Securities and Exchange Commission on February 26, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 87.1%
Air Transportation: 9.3%
220,000	Delta Air Lines, Inc.	$10,821,800
250,000	Southwest Airlines Co.	10,580,000
222,500	United Continental Holdings, Inc. *	14,883,025
		36,284,825
Basic Materials Manufacturing: 7.9%
800,000	Builders FirstSource, Inc. *	5,496,000
200,000	Eagle Materials, Inc.	15,206,000
140,000	Encore Wire Corp.	5,226,200
200,000	U.S. Silica Holdings, Inc.	5,138,000
		31,066,200
Computer & Electronic Products: 7.2%
150,000	GoPro, Inc. *	9,483,000
530,000	Micron Technology, Inc. *	18,555,300
		28,038,300
Construction: 2.3%
360,000	DR Horton, Inc.	9,104,400
Depository Credit Intermediation: 3.7%
145,000	Legg Mason, Inc.	7,738,650
120,000	Texas Capital BancShares, Inc. *	6,519,600
20,834	Veritex Holdings, Inc. *	295,218
		14,553,468
Food & Beverage Manufacturing: 2.6%
250,000	Tyson Foods, Inc.	10,022,500
Food Services: 3.3%
2,058,606	Luby's, Inc. *,1,2	9,366,657
255,000	Rocky Mountain Chocolate Factory, Inc. 1,2	3,366,000
		12,732,657
Freight Transportation: 1.7%
300,000	YRC Worldwide, Inc. *	6,747,000
Internet Services: 2.5%
95,000	Facebook, Inc. *	7,411,900
200,300	PFSweb, Inc. *	2,535,798
		9,947,698
Manufacturing: 2.0%
855,100	The Dixie Group, Inc. *,1	7,841,267
Mining, Oil & Gas Extraction: 17.2%
700,000	Comstock Resources, Inc. 1	4,767,000
100,000	EnLink Midstream, LLC	3,556,000
150,000	Halliburton Co.	5,899,500
233,000	Helmerich & Payne, Inc.	15,708,860
3,500,000	Hercules Offshore, Inc. *	3,500,000
800,000	Hyperdynamics Corp. *	616,000
776,500	Matador Resources Co. *	15,708,595
500,200	Panhandle Oil and Gas, Inc.	11,644,656

563,673	Torchlight Energy Resources, Inc. *	462,212
300,000	Transocean Ltd.	5,499,000
		67,361,823
Motor Vehicle Manufacturing: 1.6%
40,000	Polaris Industries, Inc.	6,049,600
Natural Gas Distribution: 0.8%
625,000	Clean Energy Fuels Corp. *	3,121,875
Pharmaceuticals: 2.6%
90,000	Agios Pharmaceuticals, Inc. *	10,083,600
Publishing Industries: 2.3%
863,177	A.H. Belo Corp. - Class A 1	8,959,777
Rail Transportation: 1.1%
35,000	Kansas City Southern	4,271,050
Rental & Leasing: 2.1%
80,000	United Rentals, Inc. *	8,160,800
Retail Trade: 11.0%
84,000	Costco Wholesale Corp.	11,907,000
140,000	The Home Depot, Inc.	14,695,800
500,000	J.C. Penney Co., Inc. *	3,240,000
99,500	Signet Jewelers Ltd.	13,091,215
		42,934,015
Telecommunications: 1.9%
535,600	Mavenir Systems, Inc. *	7,262,736
Transportation Equipment: 4.0%
559,800	Trinity Industries, Inc.	15,679,998
TOTAL COMMON STOCKS
(Cost $311,456,036)		340,223,589
PARTNERSHIPS & TRUSTS: 7.8%
Land Ownership & Leasing: 7.8%
259,659	Texas Pacific Land Trust 1	30,639,762
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,734,848)		30,639,762

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 4.8%
Apparel Manufacturing: 0.1%
131	Fossil Group, Inc. Expiration: January 2015, Exercise Price: $90.00	275,100
Computer & Electronic Products: 1.9%
	Apple, Inc.
1,600	Expiration: January 2015, Exercise Price: $85.00	4,088,000
1,100	Expiration: April 2015, Exercise Price: $80.00	3,390,750
		7,478,750
Food & Beverage Manufacturing: 0.5%
500	Keurig Green Mountain, Inc. Expiration: January 2015, Exercise Price: $90.00	2,126,250

Internet Services: 0.4%
700	Alibaba Group Holding Ltd. Expiration: January 2015, Exercise Price: $80.00	1,676,500
Pharmaceuticals: 0.5%
	Johnson & Johnson
2,000	Expiration: January 2015, Exercise Price: $110.00	19,000
1,000	Expiration: April 2015, Exercise Price: $110.00	131,500
1,250	Expiration: April 2015, Exercise Price: $92.50	1,590,625
		1,741,125
Rail Transportation: 0.5%
1,000	Union Pacific Corp. Expiration: May 2015, Exercise Price: $100.00	2,047,500
Retail Trade: 0.9%
	Ulta Salon Cosmetics & Fragrance, Inc.
600	Expiration: January 2015, Exercise Price: $105.00	1,395,000
800	Expiration: March 2015, Exercise Price: $105.00	2,020,000
		3,415,000
TOTAL CALL OPTIONS PURCHASED
(Cost $13,963,205)		18,760,225

Shares
SHORT-TERM INVESTMENTS: 0.0%
Money Market Fund: 0.0%
772	Fidelity Money Market Portfolio - Select Class, 0.02% 3	772
TOTAL SHORT-TERM INVESTMENTS
(Cost $772)		772
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $333,154,861)		389,624,348
Other Assets in Excess of Liabilities: 0.3%		1,302,098
TOTAL NET ASSETS: 100.0%		$390,926,446

*		Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance December 31, 2014	Realized Gain (Loss)	Dividend Income	Value December 31, 2014	Acquisition Cost
A.H. Belo Corp.- Class A	1,200,000	45,000	381,823	863,177	$3,810,294	$4,348,832	$8,959,777	$3,847,349
Comstock Resources, Inc.	-	700,000	-	700,000	$-	$25,000	$4,767,000	$5,113,402
The Dixie Group, Inc.	-	855,100	-	855,100	$-	$-	$7,841,267	$8,036,546
Luby's, Inc.	1,822,000	236,606	-	2,058,606	$-	$-	$9,366,657	$14,056,851
Rocky Mountain Chocolate Factory, Inc.	160,000	95,000	-	255,000	$-	$68,750	$3,366,000	$2,918,771
Texas Pacific Land Trust	259,659	-	-	259,659	$-	$-	$30,639,762	$7,734,848

2	A portion of this security is considered illiquid. As of December 31, 2014, the total market value of the investments considered illiquid was $7,719,334 or 2.0% of total net assets.
3	Seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$333,154,861
Gross unrealized appreciation	85,296,142
Gross unrealized depreciation	(28,826,655)
Net unrealized appreciation	$56,469,487

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$340,223,589	$-	$-	$340,223,589
Partnerships & Trusts	30,639,762	-	-	30,639,762
Call Options Purchased	-	18,760,225	-	18,760,225
Short-Term Investments	772	-	-	772
Total Investments	$370,864,123	$18,760,225	$-	$389,624,348

The Hodges Fund (the "Fund") has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt, and stock indices (collectively, “options”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, and to effect closing transactions.

The average number of options contracts held by the Fund during the period at fiscal quarter ends was 8,352.  The following table presents the fair value of derivative instruments, held long or sold short by the Fund, at December 31, 2014:

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain/(Loss) on
Options Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Contracts:	$18,760,225	$-	$-	$-	$4,797,020
Call Options Purchased

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 87.3%
Advertising & Public Relations: 0.3%
1,882,724	Tremor Video, Inc. *	$5,403,418
Air Transportation: 6.3%
950,000	American Airlines Group, Inc.	50,948,500
554,941	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	5,005,568
1,600,000	Hawaiian Holdings, Inc. *	41,680,000
237,493	Spirit Airlines, Inc. *	17,949,721
100,000	Virgin America, Inc. *	4,325,000
		119,908,789
Apparel Manufacturing: 2.9%
285,200	G-III Apparel Group Ltd. *	28,808,052
200,000	Skechers U.S.A., Inc. *	11,050,000
620,000	Tumi Holdings, Inc. *	14,712,600
		54,570,652
Automotive Retail: 3.0%
420,000	Lithia Motors, Inc.	36,409,800
350,000	Monro Muffler Brake, Inc.	20,230,000
		56,639,800
Basic Materials Manufacturing: 9.0%
1,005,000	Commercial Metals Co.	16,371,450
370,000	Eagle Materials, Inc.	28,131,100
500,000	Encore Wire Corp.	18,665,000
1,750,000	Graphic Packaging Holding Co. *	23,835,000
1,100,000	KapStone Paper & Packaging Corp.	32,241,000
475,000	TimkenSteel Corp.	17,589,250
718,400	U.S. Concrete, Inc. *,1	20,438,480
500,000	U.S. Silica Holdings, Inc.	12,845,000
		170,116,280
Broadcasting: 0.3%
950,000	Entravision Communications Corp.	6,156,000
Business Support Services: 0.9%
450,000	Cardtronics, Inc. *	17,361,000
Chemical Manufacturing: 0.7%
525,000	Chemtura Corp. *	12,983,250
Computer & Electronic Products: 4.0%
950,000	Diodes, Inc. *	26,191,500
260,000	FARO Technologies, Inc. *	16,296,800
1,367,000	Interphase Corp. *,1,2	3,103,090
280,000	Kulicke & Soffa Industries, Inc. *	4,048,800
250,000	Nimble Storage, Inc. *	6,875,000
1,100,000	RF Micro Devices, Inc. *	18,249,000
		74,764,190
Construction: 1.0%
840,000	Primoris Services Corp.	19,521,600

Depository Credit Intermediation: 5.3%
700,000	Hilltop Holdings, Inc. *	13,965,000
630,000	Independent Bank Group, Inc.	24,607,800
230,000	Texas Capital BancShares, Inc. *	12,495,900
900,000	ViewPoint Financial Group, Inc.	21,465,000
1,750,000	Wisdomtree Investments, Inc.	27,431,250
		99,964,950
Electrical Equipment: 1.8%
380,000	Greatbatch, Inc. *	18,734,000
150,000	Littelfuse, Inc.	14,500,500
		33,234,500
Employment Services: 1.1%
350,000	Team Health Holdings, Inc. *	20,135,500
Food & Beverage Manufacturing: 1.2%
700,000	Pilgrim's Pride Corp. *	22,953,000
Food & Beverage Products: 0.5%
802,080	Boulder Brands, Inc. *	8,871,005
5,132	Diamond Foods, Inc. *	144,876
		9,015,881
Food Services: 4.5%
500,000	Brinker International, Inc.	29,345,000
190,000	Cracker Barrel Old Country Store, Inc.	26,744,400
500,000	Popeyes Louisiana Kitchen, Inc. *	28,135,000
		84,224,400
Freight Transportation: 2.8%
450,000	Saia, Inc. *	24,912,000
1,000,000	Swift Transportation Co. *	28,630,000
		53,542,000
Furniture Manufacturing: 1.0%
1,000,000	Steelcase, Inc.	17,950,000
General Manufacturing: 4.3%
720,000	Cooper Tire & Rubber Co.	24,948,000
320,000	Curtiss-Wright Corp.	22,588,800
235,000	Esterline Technologies Corp. *	25,774,800
500,000	Zep, Inc.	7,575,000
		80,886,600
Health Care Facilities: 0.1%
33,247	Amsurg Corp. *	1,819,608
Hotels, Restaurants & Leisure: 2.9%
1,098,000	Intrawest Resorts Holdings, Inc. *	13,110,120
800,000	La Quinta Holdings, Inc. *	17,648,000
270,000	Vail Resorts, Inc.	24,605,100
		55,363,220
Household Goods: 1.0%
200,000	Spectrum Brands Holdings, Inc.	19,136,000
Internet Services: 2.5%
740,000	Fortinet, Inc. *	22,688,400
1,000,000	Gogo, Inc. *	16,530,000
658,100	Points International Ltd. *	8,417,099
		47,635,499
Machinery: 1.1%
285,000	Alamo Group, Inc.	13,805,400
300,000	Manitowoc, Inc.	6,630,000
		20,435,400

Medical Equipment & Supplies Manufacturing: 4.7%
360,000	Halyard Health, Inc. *	16,369,200
661,000	Natus Medical, Inc. *	23,822,440
459,095	NuVasive, Inc. *	21,650,920
420,000	STERIS Corp.	27,237,000
		89,079,560
Mining, Oil & Gas Extraction: 6.4%
575,000	Bonanza Creek Energy, Inc. *	13,800,000
1,700,000	Comstock Resources, Inc. 1	11,577,000
360,000	Diamondback Energy, Inc. *	21,520,800
580,000	EnLink Midstream, LLC	20,624,800
2,000,000	Hercules Offshore, Inc. *	2,000,000
1,178,000	Matador Resources Co. *	23,830,940
550,000	Oasis Petroleum, Inc. *	9,097,000
720,000	RSP Permian, Inc. *	18,100,800
		120,551,340
Motor Vehicle Parts Manufacturing: 0.1%
100,000	LKQ Corp. *	2,812,000
Movie Production & Theaters: 1.4%
750,000	Cinemark Holdings, Inc.	26,685,000
Non-Depository Credit Intermediation: 1.3%
900,000	Nationstar Mortgage Holdings, Inc. *	25,371,000
Nursing and Residential Care Facilities: 0.4%
375,000	Kindred Healthcare, Inc.	6,817,500
Petroleum Products: 0.8%
1,100,000	Aegean Marine Petroleum Network, Inc.	15,422,000
Pharmaceuticals: 2.4%
1,535,000	Horizon Pharma PLC *	19,786,150
285,000	Pacira Pharmaceuticals, Inc. *	25,268,100
		45,054,250
Recreation: 0.9%
950,000	ClubCorp Holdings, Inc.	17,033,500
Retail Trade: 6.5%
600,000	Ann, Inc. *	21,888,000
380,000	Casey's General Stores, Inc.	34,321,600
550,000	CST Brands, Inc.	23,985,500
240,000	Hibbett Sports, Inc. *	11,623,200
1,205,907	Shoe Carnival, Inc. 1	30,979,751
		122,798,051
Software Publishers: 1.1%
500,000	Blackbaud, Inc.	21,630,000
Transportation & Warehousing: 0.8%
950,000	Baltic Trading Ltd.	2,384,500
1,300,000	Diana Shipping, Inc. *	8,723,000
40,000	Kirby Corp. *	3,229,600
		14,337,100
Transportation Equipment: 2.0%
210,000	The Greenbrier Companies, Inc.	11,283,300
1,000,000	Trinity Industries, Inc.	28,010,000
		39,293,300

TOTAL COMMON STOCKS
(Cost $1,400,583,105)		1,650,606,138
PARTNERSHIPS & TRUSTS: 4.0%
Land Ownership & Leasing: 1.3%
205,300	Texas Pacific Land Trust 1	24,225,400
Real Estate Investment Trusts: 2.7%
2,500,000	FelCor Lodging Trust, Inc.	27,050,000
600,000	The GEO Group, Inc.	24,216,000
		51,266,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $48,365,235)		75,491,400
SHORT-TERM INVESTMENTS: 8.6%
Money Market Funds: 8.6%
69,044,920	Fidelity Money Market Portfolio - Select Class, 0.02% 3	69,044,920
94,259,614	Invesco Short-Term Portfolio - Institutional Class, 0.04% 3	94,259,614
		163,304,534
TOTAL SHORT-TERM INVESTMENTS
(Cost $163,304,534)		163,304,534
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $1,612,252,874)		1,889,402,072
Other Assets in Excess of Liabilities: 0.1%		1,574,367
TOTAL NET ASSETS: 100.0%		$1,890,976,439

*		Non-income producing security.
ADR		American Depositary Receipt
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance December 31, 2014	Realized Gain (Loss)	Dividend Income	Value December 31, 2014	Acquisition Cost
Comstock Resources, Inc.	463,600	1,236,400	-	1,700,000	$-	$182,950	$11,577,000	$15,710,603
Interphase Corp.	-	1,367,000	-	1,367,000	$-	$-	$3,103,090	$3,349,150
Luby's, Inc.	252,794	-	252,794	-	$(335,364)	$-	$-	$-
Parametric Sound Corp. (a)	296,166	-	296,166	-	$-	$-	$-	$-
Shoe Carnival, Inc.	675,000	625,000	94,093	1,205,907	$(921,617)	$165,600	$30,979,751	$24,620,746
Texas Pacific Land Trust	170,000	35,300	-	205,300	$-	$-	$24,225,400	$14,354,989
U.S. Concrete, Inc.	-	718,400	-	718,400	$-	$-	$20,438,480	$17,417,703

(a) Sales amount represents a merger into Turtle Beach Corp., ex and pay date 5/28/14.

2	A portion of this security is considered illiquid. As of December 31, 2014, the total market value of the investment considered illiquid was $6,939,125 or 0.4% of total net assets.
3	Seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$1,612,756,412
Gross unrealized appreciation	354,072,153
Gross unrealized depreciation	(77,426,493)
Net unrealized appreciation	$276,645,660

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,650,606,138	$-	$-	$1,650,606,138
Partnerships & Trusts	75,491,400	-	-	75,491,400
Short-Term Investments	163,304,534	-	-	163,304,534
Total Investments	$1,889,402,072	$-	$-	$1,889,402,072

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 83.0%
Air Transportation: 3.5%
26,000	Hawaiian Holdings, Inc. *	$677,300
Apparel Manufacturing: 2.6%
5,000	G-III Apparel Group Ltd. *	505,050
Automotive Retail: 2.9%
6,500	Lithia Motors, Inc.	563,485
Basic Materials Manufacturing: 9.5%
38,000	Builders FirstSource, Inc. *	261,060
24,000	Graphic Packaging Holding Co. *	326,880
15,000	KapStone Paper & Packaging Corp.	439,650
3,500	Masonite International Corp. *	215,110
21,000	U.S. Concrete, Inc. *,1	597,450
		1,840,150
Business Support Services: 3.6%
45,000	Arc Document Solutions, Inc. *	459,900
6,000	Cardtronics, Inc. *	231,480
		691,380
Computer & Electronic Products: 3.8%
30,000	ID Systems, Inc. *	200,700
32,000	RF Micro Devices, Inc. *	530,880
		731,580
Construction: 3.6%
15,000	LGI Homes, Inc. *	223,800
20,000	Primoris Services Corp.	464,800
		688,600
Depository Credit Intermediation: 7.0%
15,000	Hilltop Holdings, Inc. *	299,250
15,000	Southwest Bancorp, Inc.	260,400
23,000	Veritex Holdings, Inc. *	325,910
19,500	ViewPoint Financial Group, Inc.	465,075
		1,350,635
Electrical Equipment: 1.5%
25,000	Houston Wire & Cable Co.	298,750
Food & Beverage Manufacturing: 0.8%
5,000	Pilgrim's Pride Corp. *	163,950
Food Services: 5.2%
131,645	Cosi, Inc. *	209,315
30,000	Denny's Corp. *	309,300
40,000	Pizza Inn Holdings, Inc. *	284,000
15,000	Rocky Mountain Chocolate Factory, Inc. 1	198,000
		1,000,615
Funeral Services: 2.2%
20,000	Carriage Services, Inc.	419,000
General Manufacturing: 1.0%
13,000	Zep, Inc.	196,950

Insurance: 1.3%
20,000	Hallmark Financial Services, Inc. *	241,800
Machinery: 1.8%
7,000	Alamo Group, Inc.	339,080
Manufacturing: 1.9%
40,000	The Dixie Group, Inc. *,1	366,800
Mining, Oil & Gas Extraction: 2.5%
8,000	Comstock Resources, Inc. 1	54,480
4,000	Diamondback Energy, Inc. *	239,120
16,000	Jones Energy, Inc. *	182,560
		476,160
Movie Production & Theaters: 2.4%
13,000	Cinemark Holdings, Inc.	462,540
Non-Depository Credit Intermediation: 2.2%
15,000	Nationstar Mortgage Holdings, Inc. *	422,850
Petroleum Products: 1.5%
20,000	Aegean Marine Petroleum Network, Inc.	280,400
Pharmaceuticals: 2.7%
40,000	Horizon Pharma PLC *	515,600
Retail Trade: 15.5%
6,000	Ann, Inc. *	218,880
20,000	Kirklands, Inc. *	472,800
33,000	MarineMax, Inc. *	661,650
23,000	Shoe Carnival, Inc. 1	590,870
30,000	Sportsman's Warehouse Holdings, Inc. *	219,600
40,000	Stein Mart, Inc.	584,800
17,000	Titan Machinery, Inc. *	236,980
		2,985,580
Telecommunications: 0.8%
20,000	Internap Corp. *	159,200
Transportation & Warehousing: 1.0%
30,000	Diana Shipping, Inc. *	201,300
Transportation Equipment: 2.2%
15,000	Trinity Industries, Inc.	420,150
TOTAL COMMON STOCKS
(Cost $14,710,594)		15,998,905
PARTNERSHIPS & TRUSTS: 9.0%
Land Ownership & Leasing: 0.6%
1,000	Texas Pacific Land Trust 1	118,000
Real Estate Investment Trusts: 8.4%
50,000	FelCor Lodging Trust, Inc.	541,000
12,000	The GEO Group, Inc.	484,320
11,000	Ryman Hospitality Properties, Inc.	580,140
		1,605,460
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,621,252)		1,723,460
INVESTMENT COMPANIES: 2.0%
Financial Services: 2.0%
10,000	Capital Southwest Corp.	379,100
TOTAL INVESTMENT COMPANIES
(Cost $400,119)		379,100

SHORT-TERM INVESTMENTS: 5.3%
Money Market Funds: 5.3%
725,966	Fidelity Money Market Portfolio - Select Class, 0.02% 2	725,966
303,209	Invesco Short-Term Portfolio - Institutional Class, 0.04% 2	303,209
		1,029,175
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,029,175)		1,029,175
TOTAL INVESTMENTS IN SECURITIES: 99.3%
(Cost $17,761,140)		19,130,640
Other Assets in Excess of Liabilities: 0.7%		144,058
TOTAL NET ASSETS: 100.0%		$19,274,698

*		Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance December 31, 2014	Realized Gain (Loss)	Dividend Income	Value December 31, 2014	Acquisition Cost
A.H. Belo Corp.- Class A	-	22,000	22,000	-	$15,837	$2,720	$-	$-
Comstock Resources, Inc.	3,000	11,000	6,000	8,000	$(44,789)	$3,375	$54,480	$175,588
The Dixie Group, Inc.	4,500	45,500	10,000	40,000	$(56,117)	$-	$366,800	$392,636
Luby's, Inc.	-	30,000	30,000	-	$(13,357)	$-	$-	$-
Rocky Mountain Chocolate Factory, Inc.	-	15,000	-	15,000	$-	$3,300	$198,000	$186,692
Shoe Carnival, Inc.	1,700	28,300	7,000	23,000	$(29,990)	$1,662	$590,870	$441,960
Texas Pacific Land Trust	300	1,000	300	1,000	$18,115	$-	$118,000	$159,295
U.S. Concrete, Inc.	2,000	19,000	-	21,000	$-	$-	$597,450	$510,641

2	Seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$17,761,140
Gross unrealized appreciation	2,202,182
Gross unrealized depreciation	(832,682)
Net unrealized appreciation	$1,369,500

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs a

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$15,998,905	$-	$-	$15,998,905
Partnerships & Trusts	1,723,460	-	-	1,723,460
Investment Companies	379,100	-	-	379,100
Short-Term Investments	1,029,175	-	-	1,029,175
Total Investments	$19,130,640	$-	$-	$19,130,640

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%
Air Transportation: 2.6%
5,000	Alaska Air Group, Inc.	$298,800
Apparel Manufacturing: 1.8%
2,000	G-III Apparel Group Ltd. *	202,020
Basic Materials Manufacturing: 9.5%
12,000	Commercial Metals Co.	195,480
3,500	Eagle Materials, Inc.	266,105
4,500	Packaging Corp. of America	351,225
10,000	U.S. Silica Holdings, Inc.	256,900
		1,069,710
Computer & Electronic Products: 8.4%
5,000	Arrow Electronics, Inc. *	289,450
9,000	Skyworks Solutions, Inc.	654,390
		943,840
Construction: 4.7%
12,000	DR Horton, Inc.	303,480
10,000	Primoris Services Corp.	232,400
		535,880
Depository Credit Intermediation: 1.9%
3,000	Cullen/Frost Bankers, Inc.	211,920
Electrical Equipment: 1.7%
4,000	Greatbatch, Inc. *	197,200
Food & Beverage Manufacturing: 5.3%
6,000	Cal-Maine Foods, Inc.	234,180
11,000	Pilgrim's Pride Corp. *	360,690
		594,870
Food Services: 2.6%
5,000	Brinker International, Inc.	293,450
General Manufacturing: 1.9%
3,000	Curtiss-Wright Corp.	211,770
Household Goods: 3.0%
3,500	Spectrum Brands Holdings, Inc.	334,880
Machinery: 1.8%
3,000	Lincoln Electric Holdings, Inc.	207,270
Mining, Oil & Gas Extraction: 8.5%
40,000	Callon Petroleum Co. *	218,000
3,000	Cimarex Energy Co.	318,000
5,500	Diamondback Energy, Inc. *	328,790
6,000	Oasis Petroleum, Inc. *	99,240
		964,030
Motor Vehicle Parts Manufacturing: 2.0%
8,000	LKQ Corp. *	224,960
Non-Depository Credit Intermediation: 1.7%
7,000	Nationstar Mortgage Holdings, Inc. *	197,330
Nursing and Residential Care Facilities: 2.1%
7,000	Envision Healthcare Holdings, Inc. *	242,830

Rental & Leasing: 2.7%
3,000	United Rentals, Inc. *	306,030
Retail Trade: 18.5%
4,500	Casey's General Stores, Inc.	406,440
5,000	Foot Locker, Inc.	280,900
2,000	O'Reilly Automotive, Inc. *	385,240
2,400	Signet Jewelers Ltd.	315,768
16,000	Stein Mart, Inc.	233,920
6,000	Tractor Supply Co.	472,920
		2,095,188
Telecommunications: 3.0%
25,000	Mavenir Systems, Inc. *	339,000
Transportation & Warehousing: 2.5%
3,500	Kirby Corp. *	282,590
Transportation Equipment: 7.1%
600	AMERCO	170,556
10,000	Trinity Industries, Inc.	280,100
4,000	Wabtec Corp.	347,560
		798,216
TOTAL COMMON STOCKS
(Cost $10,158,492)		10,551,784
PARTNERSHIPS & TRUSTS: 2.6%
Land Ownership & Leasing: 2.6%
2,500	Texas Pacific Land Trust 1	295,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $279,632)		295,000
SHORT-TERM INVESTMENTS: 3.7%
Money Market Funds: 3.7%
387,069	Fidelity Money Market Portfolio - Select Class, 0.02% 2	387,069
27,801	Invesco Short-Term Portfolio - Institutional Class, 0.04% 2	27,801
		414,870
TOTAL SHORT-TERM INVESTMENTS
(Cost $414,870)		414,870
TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $10,852,994)		11,261,654
Other Assets in Excess of Liabilities: 0.4%		44,379
TOTAL NET ASSETS: 100.0%		$11,306,033

*		Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance December 31, 2014	Realized Gain (Loss)	Dividend Income	Value December 31, 2014	Acquisition Cost
A.H. Belo Corp.- Class A	-	20,000	20,000	-	$16,475	$3,200	$-	$-
Texas Pacific Land Trust	2,000	500	-	2,500	$-	$-	$295,000	$279,632

2	Seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$10,852,994
Gross unrealized appreciation	1,276,199
Gross unrealized depreciation	(867,539)
Net unrealized appreciation	$408,660

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of in

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$10,551,784	$-	$-	$10,551,784
Partnerships & Trusts	295,000	-	-	295,000
Short-Term Investments	414,870	-	-	414,870
Total Investments	$11,261,654	$-	$-	$11,261,654

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 87.1%
Advertising & Public Relations: 4.1%
30,000	National CineMedia, Inc.	$431,100
Basic Materials Manufacturing: 6.2%
60,000	Builders FirstSource, Inc. *	412,200
9,000	United States Steel Corp.	240,660
		652,860
Broadcasting: 5.0%
150,000	Sirius XM Holdings, Inc. *	525,000
Computer & Electronic Products: 6.4%
240,159	Intrusion, Inc. *,1	677,249
Finance & Insurance: 2.9%
100,000	U.S. Global Investors, Inc.	310,000
Food & Beverage Manufacturing: 7.2%
8,000	Tootsie Roll Industries, Inc.	245,200
13,000	Tyson Foods, Inc.	521,170
		766,370
Food Services: 5.2%
115,000	Luby's, Inc. *,2	523,250
72,219	U-Swirl, Inc. *	27,725
		550,975
Freight Transportation: 5.3%
25,000	YRC Worldwide, Inc. *	562,250
Internet Services: 6.0%
50,000	PFSweb, Inc. *	633,000
Manufacturing: 4.3%
50,000	The Dixie Group, Inc. *,2	458,500
Mining, Oil & Gas Extraction: 7.3%
26,000	Chesapeake Energy Corp.	508,820
22,500	Cliffs Natural Resources, Inc.	160,650
90,000	Hercules Offshore, Inc. *	90,000
1,857	Seventy Seven Energy, Inc. *	10,046
		769,516
Publishing Industries: 9.8%
100,000	A.H. Belo Corp. - Class A 2	1,038,000
Retail Trade: 9.5%
5,000	Ann, Inc. *	182,400
6,300	Kate Spade & Co. *	201,663
2,000	PriceSmart, Inc.	182,440
30,000	Stein Mart, Inc.	438,600
		1,005,103
Wholesale Trade: 7.9%
60,000	Xerox Corp.	831,600
TOTAL COMMON STOCKS
(Cost $8,416,980)		9,211,523

PARTNERSHIPS & TRUSTS: 8.0%
Land Ownership & Leasing: 2.9%
17,500	Mesabi Trust	302,400
Real Estate Investment Trusts: 5.1%
50,000	FelCor Lodging Trust, Inc.	541,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $704,357)		843,400
SHORT-TERM INVESTMENTS: 3.0%
Money Market Fund: 3.0%
318,212	Fidelity Money Market Portfolio - Select Class, 0.02% 3	318,212
TOTAL SHORT-TERM INVESTMENTS
(Cost $318,212)		318,212
TOTAL INVESTMENTS IN SECURITIES: 98.1%
(Cost $9,439,549)		10,373,135
Other Assets in Excess of Liabilities: 1.9%		199,714
TOTAL NET ASSETS: 100.0%		$10,572,849

*	Non-income producing security.
1	A portion of this security is considered illiquid. As of December 31, 2014, the total market value of the investment considered illiquid was $330,693 or 3.1% of total net assets.
2	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014 (a)	Purchases	Sales	Share Balance December 31, 2014	Realized Gain (Loss)	Dividend Income	Value December 31, 2014	Acquisition Cost
A.H. Belo Corp.- Class A	122,500	-	22,500	100,000	$182,856	$415,800	$1,038,000	$592,487
The Dixie Group, Inc.	-	50,000	-	50,000	$-	$-	$458,500	$557,723
Luby's, Inc.	100,000	15,000	-	115,000	$-	$-	$523,250	$629,000

	(a) Intrusion, Inc., considered an affiliate at March 31, 2014, is no longer an affiliate at December 31, 2014.

3	Seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$9,441,609
Gross unrealized appreciation	1,845,554
Gross unrealized depreciation	(914,028)
Net unrealized appreciation	$931,526

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$9,211,523	$-	$-	$9,211,523
Partnerships & Trusts	843,400	-	-	843,400
Short-Term Investments	318,212	-	-	318,212
Total Investments	$10,373,135	$-	$-	$10,373,135

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 91.4%
Aerospace & Defense: 8.0%
5,000	The Boeing Co.	$649,900
2,500	Lockheed Martin Corp.	481,425
		1,131,325
Air Transportation: 7.1%
15,000	United Continental Holdings, Inc. *	1,003,350
Apparel Manufacturing: 7.0%
5,000	NIKE, Inc.	480,750
7,500	Under Armour, Inc. *	509,250
		990,000
Basic Materials Manufacturing: 3.3%
17,500	United States Steel Corp.	467,950
Computer & Electronic Products: 4.2%
17,000	Micron Technology, Inc. *	595,170
Conglomerates: 3.2%
17,500	General Electric Co.	442,225
Depository Credit Intermediation: 3.1%
8,000	Texas Capital BancShares, Inc. *	434,640
Entertainment: 4.0%
6,000	The Walt Disney Co.	565,140
Food & Beverage Manufacturing: 5.5%
9,000	Cal-Maine Foods, Inc.	351,270
4,000	The Hershey Co.	415,720
		766,990
Grocery Stores: 4.6%
10,000	The Kroger Co.	642,100
Mining, Oil & Gas Extraction: 11.4%
25,000	Continental Resources, Inc. *	959,000
6,500	Halliburton Co.	255,645
6,000	National Oilwell Varco, Inc.	393,180
		1,607,825
Motor Vehicle Manufacturing: 7.3%
3,500	Polaris Industries, Inc.	529,340
4,000	Toyota Motor Corp. - ADR	501,920
		1,031,260
Pharmaceuticals: 3.7%
5,000	Johnson & Johnson	522,850
Retail Trade: 11.0%
5,000	Costco Wholesale Corp.	708,750
8,000	The Home Depot, Inc.	839,760
		1,548,510
Transportation Equipment: 4.0%
20,000	Trinity Industries, Inc.	560,200
Utilities: 4.0%
10,000	Atmos Energy Corp.	557,400

TOTAL COMMON STOCKS
(Cost $11,222,522)		12,866,935
PARTNERSHIPS & TRUSTS: 4.2%
Land Ownership & Leasing: 4.2%
5,000	Texas Pacific Land Trust 1	590,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $224,305)		590,000
SHORT-TERM INVESTMENTS: 4.6%
Money Market Funds: 4.6%
442,655	Fidelity Money Market Portfolio - Select Class, 0.02% 2	442,655
200,246	Invesco Short-Term Portfolio - Institutional Class, 0.04% 2	200,246
		642,901
TOTAL SHORT-TERM INVESTMENTS
(Cost $642,901)		642,901
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $12,089,728)		14,099,836
Liabilities in Excess of Other Assets: (0.2)%		(22,479)
TOTAL NET ASSETS: 100.0%		$14,077,357

*		Non-income producing security.
ADR		American Depositary Receipt
	1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance December 31, 2014	Realized Gain (Loss)	Dividend Income	Value December 31, 2014	Acquisition Cost
Texas Pacific Land Trust	6,500	-	1,500	5,000	$107,913	$-	$590,000	$224,305

2	Seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$12,163,287
Gross unrealized appreciation	2,717,605
Gross unrealized depreciation	(781,056)
Net unrealized appreciation	$1,936,549

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$12,866,935	$-	$-	$12,866,935
Partnerships & Trusts	590,000	-	-	590,000
Short-Term Investments	642,901	-	-	642,901
Total Investments	$14,099,836	$-	$-	$14,099,836

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 90.5%
Aerospace & Defense: 12.1%
9,000	The Boeing Co.	$1,169,820
6,000	Lockheed Martin Corp.	1,155,420
		2,325,240
Basic Materials Manufacturing: 2.1%
7,500	International Paper Co.	401,850
Computer & Electronic Products: 5.0%
43,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	962,340
Conglomerates: 3.8%
29,000	General Electric Co.	732,830
Consumer, Non-Durable: 4.2%
9,000	Procter & Gamble Co.	819,810
Food & Beverage Manufacturing: 2.2%
5,000	Ingredion, Inc.	424,200
Food & Beverage Products: 4.1%
5,000	Kraft Foods Group, Inc.	313,300
5,000	PepsiCo, Inc.	472,800
		786,100
Food Services: 5.8%
8,000	Cracker Barrel Old Country Store, Inc.	1,126,080
Medical Equipment Manufacturing: 1.9%
5,000	Baxter International, Inc.	366,450
Mining, Oil & Gas Extraction: 9.6%
5,000	ConocoPhillips	345,300
7,000	Helmerich & Payne, Inc.	471,940
28,000	LinnCo., LLC	290,360
7,000	Targa Resources Corp.	742,350
		1,849,950
Movie Production & Theaters: 2.1%
11,500	Cinemark Holdings, Inc.	409,170
Petroleum Products: 5.3%
7,000	Exxon Mobil Corp.	647,150
10,000	HollyFrontier Corp.	374,800
		1,021,950
Pharmaceuticals: 7.1%
8,000	AbbVie, Inc.	523,520
8,000	Johnson & Johnson	836,560
		1,360,080
Rail Transportation: 1.9%
3,000	Union Pacific Corp.	357,390
Retail Trade: 10.4%
10,000	The Home Depot, Inc.	1,049,700
7,000	Walgreens Boots Alliance, Inc.	533,400
5,000	Wal-Mart Stores, Inc.	429,400
		2,012,500
Software Publishers: 3.1%
13,000	Microsoft Corp.	603,850

Telecommunications: 6.3%
15,000	AT&T, Inc.	503,850
15,000	Verizon Communications, Inc.	701,700
		1,205,550
Utilities: 3.5%
5,000	Dominion Resources, Inc.	384,500
6,000	ONEOK, Inc.	298,740
		683,240
TOTAL COMMON STOCKS
(Cost $13,368,501)		17,448,580
PARTNERSHIPS & TRUSTS: 10.2%
Real Estate Investment Trusts: 10.2%
10,000	Corrections Corporation of America	363,400
3,000	Crown Castle International Corp.	236,100
17,005	The GEO Group, Inc.	686,322
13,000	Ryman Hospitality Properties, Inc.	685,620
		1,971,442
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,660,850)		1,971,442
SHORT-TERM INVESTMENTS: 0.8%
Money Market Fund: 0.8%
155,286	Fidelity Money Market Portfolio - Select Class, 0.02% 1	155,286
TOTAL SHORT-TERM INVESTMENTS
(Cost $155,286)		155,286
TOTAL INVESTMENTS IN SECURITIES: 101.5%
(Cost $15,184,637)		19,575,308
Liabilities in Excess of Other Assets: (1.5)%		(294,980)
TOTAL NET ASSETS: 100.0%		$19,280,328

ADR		American Depositary Receipt
	1	Seven-day yield as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$15,184,637
Gross unrealized appreciation	5,241,937
Gross unrealized depreciation	(851,266)
Net unrealized appreciation	$4,390,671

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$17,448,580	$-	$-	$17,448,580
Partnerships & Trusts	1,971,442	-	-	1,971,442
Short-Term Investments	155,286	-	-	155,286
Total Investments	$19,575,308	$-	$-	$19,575,308

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date              2/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date              2/25/15

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date              2/24/15

* Print the name and title of each signing officer under his or her signature.